DYKEMA
400 Renaissance Center
Detroit, MI 48243
February 26, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street
Washington, D.C. 20549

Re:	Advance Capital I, Inc. Post-Effective Amendment No. 38 to Registration Statement on Form N-1A (File No. 33-13754)
Dear Sir or Madam:
     Accompanying this letter is Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Advance Capital I, Inc. (the “Registrant”), which is being submitted today via EDGAR for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended. The amendment contains the disclosure information required by SEC Release No. IC-28584 in the form of Fund summaries for each of the four Advance Capital I funds. Please convey any comments of the staff on this filing to the undersigned. Thank you very much.
Sincerely,
Dykema Gossett pllc
/S/ DYKEMA GOSSETT PLLC
PRR/mmh